Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Details) - Earnings per Common Share (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings per Common Share [Abstract]
Net income available to common shareholders (in Dollars)	$ 5,425,486	$ 4,445,187	$ 867,298
Average common shares outstanding	4,006,461	2,733,969	2,715,186
Effect of dilutive securities	68,040	79,646	144,743
Average diluted shares outstanding	4,074,501	2,813,615	2,859,929
Basic income per common share (in Dollars per share)	$ 1.35	$ 1.63	$ 0.32
Diluted income per common share (in Dollars per share)	$ 1.33	$ 1.58	$ 0.30